Loss Per Share (Details) - Schedule of Antidilutive Shares - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Antidilutive Shares Abstract
Convertible preferred stock				$ 7,209,555
Public Warrants (in Shares)	5,750,000	5,750,000
Private Placement Warrants (in Shares)	173,333	173,333	173,333
Seller Earn-out	$ 5,312,098	$ 5,312,098	$ 5,312,098
Sponsor Earn-out Shares (in Shares)	2,156,250	2,156,250	2,156,250
Legacy FaZe preferred warrant				651,951
Unvested restricted stock award	592,210	1,649,962	1,649,962	49,426
Unvested restricted stock units	1,644,653	1,124,674
Stock options	18,859,673	18,863,654	18,863,654	19,912,281
Total potentially dilutive common stock equivalents	$ 34,488,217	$ 35,029,971	$ 33,905,297	$ 33,746,546